Basis of preparation - Initial Public Offering and Follow-On Public Offering (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jun. 04, 2021	Sep. 28, 2020	May 19, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Issuance of shares at follow-on offering						$ 204,000
Transaction costs				$ 31
Share premium
Disclosure of classes of share capital [line items]
Increase in share premium			$ 255,300
Issuance of shares at follow-on offering		$ 203,481				203,481
Transaction costs			$ 23,355
Initial Public Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			14,082,475
Offering price per share (in USD per share)			$ 19.00
Proceeds from issue of ordinary shares, net			$ 267,600
Proceeds from public offering of common shares, net of transaction costs			244,200	$ 0	$ 0	$ 433,158
Transaction costs			4,700
Underwriting discounts and commissions			$ 18,700
Underwriters Option Member
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			1,836,844
Follow-on Public Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		6,000,000
Offering price per share (in USD per share)		$ 34.00
Proceeds from issue of ordinary shares, net		$ 204,000
Proceeds from public offering of common shares, net of transaction costs		188,900
Transaction costs		2,900
Underwriting discounts and commissions		12,200
Issuance of shares at follow-on offering		$ 203,500
At-The-Market
Disclosure of classes of share capital [line items]
Proceeds from public offering of common shares, net of transaction costs	$ 200,000